Pension and Post-Retirement and Post-Employment Benefits - Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Life Expectancy At Age Sixty Five [Member] | Male [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	22 years	22 years
Life Expectancy At Age Sixty Five [Member] | Female [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	24 years	24 years
Life Expectancy At Age Forty Five [Member] | Male [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	23 years	23 years
Life Expectancy At Age Forty Five [Member] | Female [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	24 years	24 years